Statement of Cash Flows - Summary of Cash Inflows And Outflows From Income Tax Interests And Dividends (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income tax paid	₩ 1,586,750	₩ 1,119,252	₩ 1,223,084
Interest received	15,152,796	14,986,532	14,936,705
Interest paid	4,062,469	5,266,158	5,365,595
Dividends received	290,089	187,699	185,846
Dividends paid	₩ 1,053,416	₩ 883,952	₩ 766,249